Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash amounted		$ 140	$ 138	$ 126	$ 140	$ 143
Government grants		362
Company received		$ 225
Shares issued (in Shares)		150,000
Fair value of the license		$ 209			209
Independent valuation discount rate		31.00%
Monthly deposits percentage		8.33%
Severance expense		$ 182			$ 288
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Additional amount received	$ 93
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Royalties percentage		3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Royalties percentage		5.00%